Schedule of Related Party Balance with the Related Party (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Related Party Transaction [Line Items]
Total	$ 58,571	$ 52,936
Xiaofeng Gao [Member]
Related Party Transaction [Line Items]
Total	7,197	2,196
Bin Fu [Member]
Related Party Transaction [Line Items]
Total	39,958	39,464
Xuejun Ji [Member]
Related Party Transaction [Line Items]
Total	$ 11,416	$ 11,276